Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Schedule of reconciliation of the beginning and ending balances of noncontrolling interest and distributions payable to the noncontrolling interests on the entity's consolidated balance sheet
A reconciliation of the beginning and ending balances of noncontrolling interest and distributions payable to the noncontrolling interests on our consolidated balance sheets is provided below.

	Year ended December 31,
	2014	2013			2012
	TNCLP	CFL	TNCLP	Total	CFL	TNCLP	Total
	(in millions)
Noncontrolling interest:
Beginning balance	$362.3	$17.4	$362.6	$380.0	$16.7	$369.2	$385.9
Earnings attributable to noncontrolling interest	46.5	2.3	65.9	68.2	3.5	71.2	74.7
Declaration of distributions payable	(46.0)	(2.3)	(66.2)	(68.5)	(5.3)	(77.8)	(83.1)
Acquisitions of noncontrolling interests in CFL	—	(16.8)	—	(16.8)	—	—	—
Effect of exchange rate changes	—	(0.6)	—	(0.6)	2.5	—	2.5
Ending balance	$362.8	$—	$362.3	$362.3	$17.4	$362.6	$380.0
Distributions payable to noncontrolling interest:
Beginning balance	$—	$5.3	$—	$5.3	$149.7	$—	$149.7
Declaration of distributions payable	46.0	2.3	66.2	68.5	5.3	77.8	83.1
Distributions to noncontrolling interest	(46.0)	(7.5)	(66.2)	(73.7)	(154.0)	(77.8)	(231.8)
Effect of exchange rate changes	—	(0.1)	—	(0.1)	4.3	—	4.3
Ending balance	$—	$—	$—	$—	$5.3	$—	$5.3